Stock Options (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	May 11, 2018	Dec. 31, 2016	Dec. 31, 2015
Common stock shares reserved under stock option plan	102,582		102,582			19,595,000
Available shares for granted	19,338,572		19,338,572
Options granted			310,000	187,500		187,500	80,000
Weighted-average grant date fair value			$ 3.38	$ 1.41	$ 37,500	$ 1.18
Options excercised			(150,000)			(20,000)
Aggregate intrinsic value			$ 397,100			$ 36,000
Stock based compensation expense	$ 127,478	$ 12,951	$ 748,350	$ 287,238		282,262	$ 59,122
Unrecognized compensation cost						$ 8,404
Unrecognized compensation cost expected life						2 years 3 months
2013 Plan [Member]
Common stock shares reserved under stock option plan						20,000,000
Stock options grant description						No person may be granted in any of the Company's fiscal year, options to purchase more than 2,000,000 shares under the 2013 Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the 2013 Plan are exercisable no later than ten years after the date of grant.
Excecise price per share limit						Not be less than 110% of the fair market value
Option granted before date						Jun. 20, 2023
Stock options incentive percentage description						ten percent or more